TAXATION, Deferred Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets [Abstract]
Property and equipment	$ 2,904	$ 4,380
Advances from customers	401	507
Deferred revenue	141,356	93,956
Unutilized tax losses and unused capital allowances	960,998	586,944
Provision and accrued expenses	21,170	12,955
Others	9,082	3,967
Valuation allowance	(1,016,676)	(619,272)
Total deferred tax assets	119,235	83,437
Deferred tax liabilities [Abstract]
Property and equipment	(2,001)	(1,002)
Intangible assets	(433)	(2,577)
Deferred channel costs	(13,750)	(9,448)
Others	(4,673)	(1,045)
Total deferred tax liabilities	(20,857)	(14,072)
Net deferred tax assets	98,378	69,365
Tax losses with expiry date	1,671,044	$ 1,773,877	$ 1,131,293
Deferred tax liability recognized on undistributed earnings	$ 0